May 01, 2025
AZL Small Cap Stock Index Fund
Investment Objective
The Fund seeks to match the performance of the Standard & Poor’s (S&P) SmallCap 600 Index®.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AZL Small Cap Stock Index Fund	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2
Management Fee	0.26%	0.26%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.34%	0.59%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AZL Small Cap Stock Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
AZL Small Cap Stock Index Fund Class 1	35	109	191	431
AZL Small Cap Stock Index Fund Class 2	60	189	329	738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Subadviser normally invests in all of the stocks in the S&P SmallCap 600® Index in proportion to their weighting in the index.

Under normal market conditions, the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.

The Subadviser attempts to have a correlation between the Fund’s performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P SmallCap 600® Index is an unmanaged index composed of 602 domestic stocks with market capitalizations ranging between approximately $322 million and $9.7 billion as of February 28, 2025. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, the Subadviser uses a passive management approach and generally purchases all of the stocks comprising the benchmark index. However, in certain circumstances the Subadviser may find it advantageous to purchase a representative sample of the stocks comprising the index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 3000 Index. The Fund’s performance also is compared to the returns of the S&P SmallCap 600 Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table (Class 2) Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	31.24%
Lowest (Q1, 2020)	-32.73%

Average Annual Total Returns
Average Annual Returns - AZL Small Cap Stock Index Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
AZL Small Cap Stock Index Fund Class 1		8.30%	7.97%		9.52%	Oct. 17, 2016
AZL Small Cap Stock Index Fund Class 2		7.99%	7.70%	8.34%		May 01, 2007
Russell 3000 Index	[1]	23.81%	13.86%	12.55%	14.56%
S&P SmallCap 600 Index	[1]	8.70%	8.36%	8.96%	9.89%
[1]	Reflects no deduction for fees, expenses, or taxes.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.